N-2	Apr. 24, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001869040
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-23711
Document Type	N-2
Investment Company Act Registration	true
Entity Registrant Name	LIND CAPITAL PARTNERS MUNICIPAL CREDIT INCOME FUND
Entity Address, Address Line One	500 Davis Center
Entity Address, Address Line Two	Suite 1004
Entity Address, City or Town	Evanston
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60201
City Area Code	(312)
Local Phone Number	878-3830
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	May 01, 2023
Effective after 60 Days, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load (percentage of purchase amount)	None
Repurchase proceeds processed by wire transfer fee (per wire redemption; deducted directly from account)[1]	$15.00

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 15.00	[1]
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets attributable to Shares)
Management Fee	1.00%
Other Expenses	2.01%
Total Annual Fund Expenses	3.01%
Less Fee Waiver and Expense Reimbursement[2]	(1.75%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.26%

1.	If Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s administrator, which is currently $15.
2.	Lind Capital Partners, LLC, the investment adviser to the Fund (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least May 31, 2025, to ensure that total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of such Fund’s business), will not exceed 1.25% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser.

Management Fees [Percent]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	2.01%	[2]
Total Annual Expenses [Percent]	3.01%
Waivers and Reimbursements of Fees [Percent]	(1.75%)	[2]
Net Expense over Assets [Percent]	1.26%
Expense Example [Table Text Block]
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$128	$765	$1,428	$3,203

Expense Example, Year 01	$ 128
Expense Example, Years 1 to 3	765
Expense Example, Years 1 to 5	1,428
Expense Example, Years 1 to 10	$ 3,203
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund

Lind Capital Partners Municipal Credit Income Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act, which means it offers to repurchase shares from shareholders quarterly. The Fund’s shares are continuously offered and shareholders are not required to participate in any quarterly repurchases.

This Prospectus sets forth concisely the information that you should know before investing in the Fund. You are advised to read it carefully and to retain it for future reference. Additional information about the Fund, including the Fund’s statement of additional information (the “SAI”), dated May 1, 2023, has been filed with the U.S. Securities and Exchange Commission (the “SEC”). You may request a free copy of this Prospectus, the SAI, annual and semi-annual shareholder reports, and other information about the Fund through the Fund’s website at www.LCPMX.com or by writing to the Fund at Lind Capital Partners Municipal Credit Income Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, NE 68154. The SAI is incorporated by reference into this Prospectus in its entirety. Information included on the website does not form part of this Prospectus. The SAI is incorporated by reference into, and is legally considered a part of, this Prospectus. The table of contents of the SAI appears in Appendix A of this Prospectus. You should rely only on the information contained in this Prospectus and the SAI. The Fund has not authorized anyone to provide you with different information. You should not assume that the information provided by this Prospectus is accurate as of any date other than the date of this Prospectus.

You can obtain the SAI, and other information about the Fund, on the SEC’s website (http://www.sec.gov). You can review and copy documents that we have filed with the SEC at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information. The SEC charges a fee for copies. You can get the same information for free on the EDGAR database, including other material incorporated by reference into this prospectus, from the SEC’s website (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the SEC’s Public Reference Section, 100 F. Street, N.E., Room 1580, Washington, D.C. 20549.

As permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from your financial intermediary or, if you invest directly through the Fund’s transfer agent, Ultimus Fund Solutions, LLC. Instead, the reports will be made available on the Fund’s website, at www.LCPMX.com and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary or, if you invest directly through the transfer agent, by contacting the transfer agent at 833-615-3031. Your election to receive reports in paper will apply to all funds held in your account if you invest through a financial intermediary or all funds within the fund complex if you invest directly through the transfer agent.

The SEC has not approved or disapproved of these securities or passed upon the accuracy and adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax, or financial advice. You should consult with your own professional advisers as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

The Fund’s Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Investment Objective

The Fund’s primary investment objectives are to generate high current income from investments in municipal securities exempt from federal income tax (“Municipal Bonds”) and capital preservation. Additional return via capital appreciation is a secondary investment objective of the Fund. Therefore, the Fund will primarily invest in high-yield, U.S. dollar denominated Municipal Bonds as described in this Prospectus. High-yield bonds are also known as “below-investment grade” or “junk” bonds. Please refer to the High Yield Risk disclosure in this Prospectus for more information on the speculative nature of high-yield bonds.

Investment Strategy

The Fund will primarily invest in high-yield, U.S. dollar denominated Municipal Bonds (commonly referred to as “below investment grade” or “junk” bonds). The Adviser anticipates a significant percentage of portfolio securities will not be rated by any rating agency. The Fund focuses its investments on smaller issuers. The Fund’s portfolio will consist of fixed-rate securities with maturities of between 10 and 30 years.

Lind Capital Partners, the Fund’s investment adviser (the “Adviser”), conducts credit analyses using the following factors: (i) reliability of the income stream to pay principal and interest on the bonds, when due; (ii) quality of the investment’s borrower or guarantor; (iii) the financial health and outlook for the geographic location of the investment; (iv) competitiveness and market position of any facility supporting the investment; and (v) the structural features of the investment.

In pursuing its investments, the Fund may borrow up to the maximum amount permitted under federal securities laws. Under the 1940 Act, the Fund can borrow up to 33 1/3% of its total assets (including borrowed monies); it is required to maintain at all times an asset coverage of at least 300% of the amount of its borrowings. The Fund is a “non-diversified” investment company and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.”

Risk Factors [Table Text Block]

Investment Risks

The Fund is not intended to be a complete investment program. Before buying shares, you should read the discussion of the principal risks of investing in the Fund, which are summarized in “Prospectus Summary — Summary of Principal Risk Factors and Special Considerations” and in “Risk Factors and Special Considerations.”

The Fund is subject to certain risks due to its investment strategy. See “Risk Factors and Special Considerations”. The Fund cannot assure you that the investment objective will be achieved. Investors should consider their investment goals, time horizons and risk tolerance before investing in the Fund. An investment in the Fund is not appropriate for all investors nor should it be a significant portion of your investment portfolio for these reasons:

●	The Fund has a limited operating history and is subject to all of the business risks and uncertainties associated with any new business. Fund shares will be repurchased at their net asset value, which may be at a discount from their initial offering price, which increases investors’ risk of loss. See “Risk Factors and Special Considerations” for additional information regarding the risks of investing in the Fund.

●	The amount of distributions that the Fund may pay, if any, is uncertain.

●	A Fund shareholder will not be able to redeem its shares daily because the Fund is a closed-end interval fund with quarterly redemptions. In addition, the Fund’s shares are subject to restrictions on transferability, and liquidity will be provided by the Fund only through quarterly repurchase offers or transfer of shares as described in this Prospectus. An investment in the Fund is appropriate only for investors who can bear the risks associated with the limited liquidity of the Fund’s shares and should be viewed as a long-term investment.

●	The Fund will invest in illiquid securities that are often subject to legal and other restrictions on resale and may be difficult to value and sell.

●	The Fund expects that in some cases, public market prices will not be available for the Fund’s portfolio securities, and where private market prices are available, such prices may be unreliable. Valuation of illiquid portfolio securities may be challenging, and the Fund may not be able to sell its portfolio securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale to do so. This may in turn adversely affect the Fund’s net asset value (“NAV”) per share. No shareholder will have the right to require the Fund to repurchase its shares, except as permitted by the Fund’s interval structure.

●	No public market for Fund shares exists, and none is expected to develop in the future. Consequently, shareholders will not be able to liquidate their investment other than because of repurchases of their shares by the Fund, and then only on a limited basis.

●	Although the Fund will offer to repurchase shares on a quarterly basis in accordance with the Fund’s repurchase policy, the Fund will not otherwise be required to repurchase or redeem shares at the option of a shareholder nor will shares be exchangeable for units, interests or shares of any other fund. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may be able to have only a portion of their shares repurchased.

●	The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses.

●	A return of capital to shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result, from such reduction in tax basis, shareholders may be subject to tax in connection with the sale of shares, even if such shares are sold at a loss relative to the shareholder’s original investment.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	FinTech Law
Entity Address, Address Line Two	6224 Turpin Hills Drive
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45244
Contact Personnel Name	Bo J. Howell

[1]	If Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s administrator, which is currently $15.
[2]	Lind Capital Partners, LLC, the investment adviser to the Fund (the “Adviser”), has contractually agreed to waive its fees and reimburse expenses of the Fund, until at least May 31, 2025, to ensure that total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of such Fund’s business), will not exceed 1.25% of the Fund’s average daily net assets. The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. This agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser.